INCOME TAXES - Summary of significant portions of the Company's deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 78,738	$ 48,970
Tax credits	1,575	1,621
Property and equipment	796	518
Other Deferred Tax Asset	4,010	2,045
Accruals & reserves	1,416	1,139
Deferred revenue	2,018	1,534
Total deferred tax assets	88,553	55,827
Deferred tax liabilities:
Intangibles	100,020	54,802
Other Deferred Tax Liability	754	407
Total deferred tax liabilities	100,774	55,209
Valuation allowance:	(22,855)	(16,706)
Net deferred tax assets (liabilities)	$ (35,076)	$ (16,088)